Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregated Revenue With Unaffiliated Customers

The following tables summarize our disaggregated revenue with unaffiliated customers by product type and segment for the year ended December 31, 2024, 2023 and 2022. Net sales are attributed to segments based on the location of production.

	Year ended December 31, 2024
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$2,271	$1,468	$117	$3,856
Packaging	7,630	8,088	1,535	17,253
Total	$9,901	$9,556	$1,652	$21,109

	Year ended December 31, 2023
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$106	$1,380	$53	$1,539
Packaging	1,517	7,804	1,233	10,554
Total	$1,623	$9,184	$1,286	$12,093

	Year ended December 31, 2022
		Europe, MEA
	North America	and APAC	LATAM	Total
Revenue by product:
Paper	$163	$1,925	$106	$2,194
Packaging	1,556	8,507	1,252	11,315
Total	$1,719	$10,432	$1,358	$13,509

Schedule of Contract Assets and Liabilities

Contract assets and contract liabilities are reported within “Other current assets” and “Other current liabilities”, respectively, on the Consolidated Balance Sheets.

	Contract	Contract
	Assets	Liabilities
	(Short-Term)	(Short-Term)
Recorded on the Combination	$220	$10
Decrease	(23)	(5)
Ending balance - December 31, 2024	$197	$5